Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties
Schedule of Related Party Transactions
	December 31, 2012	December 31, 2013
Balance Sheet
Due to related party - Cardiff Marine Inc.	$(2,080)	$(3)
Due to related party - Tri-Ocean Heidmar	(43)	(43)
Due to related party - Cardiff Tankers	(2)	(181)
Due to related party - Fabiana	(918)	-
Due to related party – Sigma Blue Fin pool	-	(336)
Due to related party -Vivid	(1,707)	(48)
Due to related party - Total	(4,750)	(611)
Due from related party - TMS Bulkers	30,473	29,059
Due from related party - TMS Tankers	9,270	9,964
Due from related party - Sigma and Blue Fin pool	943	-
Due from related party - Total	$40,686	$39,023
Advances for vessels and drillships under construction - Cardiff/TMS Bulkers/ TMS Tankers, for the year	$7,648	$4,778
Vessels, net - Cardiff/TMS Bulkers/ TMS Tankers, for the year	7,472	6,815
Drilling rigs, drillships, machinery and equipment, net - Cardiff/Cardiff Drilling, for the year	-	5,692
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin pool	818	386
Other current assets - Sigma and Blue Fin pool	2,658	-
Other non-current assets - Sigma and Blue Fin pool	$275	$-

	Year ended December 31,
Statement of Operations	2011	2012	2013
Voyage Revenues - Sigma and Blue Fin pool	$12,655	$27,306	$5,306
Service Revenues, net - Cardiff/Cardiff Drilling	2,357	6,193	10,786
Voyage expenses - TMS Tankers	(158)	(507)	(1,483)
Voyage expenses - TMS Bulkers	(4,420)	(3,166)	(2,619)
Voyage expenses - TMS Dry	(236)	-	-
Voyage expenses – Cardiff Tankers	-	(166)	(1,423)
Gain on sale of assets – commissions - TMS Bulkers	(1,166)	(1,180)	(710)
Contract termination fees and other	-	(300)	(23,048)
General and administrative expenses:
Consultancy fees – Fabiana Services S.A.	(3,779)	(4,397)	(3,593)
Management fees - TMS Tankers	(2,293)	(5,151)	(8,362)
Management fees - TMS Bulkers	(26,771)	(26,518)	(27,803)
Management fees - TMS Dry	(1,602)	-	-
Consultancy fees – Vivid	(5,958)	(14,201)	(18,056)
Consultancy fees - Azara	-	-	(5,000)
Consultancy fees - Basset	-	(2,676)	(4,200)
Rent	(29)	(41)	-
Amortization of DryShips CEO stock based compensation	$(26,447)	$(12,663)	$(7,780)
Amortization of Ocean Rig's CEO stock based compensation	-	-	(1,358)